Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and the accompanying notes. Actual results could differ from those estimates.
Certain reclassifications have been made to the amounts in prior periods to conform to the current period’s presentation, primarily the separate classification of prepaid expenses, other current assets, estimate for legal contingency, accrued interest for legal contingency, and other current liabilities. Such reclassifications did not have a material impact on the Consolidated Financial Statements.
Reverse Stock Split
On September 6, 2023, the Company filed a Certificate of Change and Certificate of Correction with the Secretary of State of the State of Nevada which effected a reverse stock split at a ratio of one-for-two hundred and fifty (1-for-250) of the Company's issued and outstanding shares of common stock as of 12:01 a.m. Eastern Standard Time on September 8, 2023. The Company did not issue fractional shares in the reverse stock split and elected to issue one whole share for each fractional share which resulted in the issuance of 26,349 common shares to our existing stockholders. The Company's financial statements have been adjusted on a retrospective basis to reflect the change.
Assets Held for Sale
On November 10, 2022, the Company completed the EHT Acquisition. At the time of the EHT Acquisition there were arrangements in place to sell the acquired assets and liabilities that comprised two of EHT's subsidiaries, Emerald Health Therapeutics Canada, Inc. ("EHTC") and VDL. As a result, EHTC and VDL were considered held for sale since the EHT Acquisition and the Company has classified the associated assets of VDL as held for sale on the Consolidated Balance Sheets and the period costs related to both EHTC and VDL have been presented as wind-down costs in the Consolidated Statements of Operations. EHTC was divested on December 28, 2022, and VDL was divested on February 9, 2023 (see Note 3). Assets meeting the held-for-sale criteria are classified as held for sale on the Consolidated Balance Sheets in subsequent periods until sold.
Assets that meet the held-for-sale criteria are held for sale and reported at the lower of their carrying value or their fair value, less estimated costs to sell. Changes in fair value are recorded as a gain or loss in the results of operations but not to exceed the original carrying value. Due to the asset acquisition accounting on the date of the EHT Acquisition, AVI had no initial carrying value.
Derecognition of Nonfinancial Assets
The Company generally accounts for sales of nonfinancial assets that are outside the scope of our ordinary activities under ASC 610-20, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets. Pursuant to ASC 610-20, the Company applies the guidance in ASC 606 to determine if a contract exists, identify the distinct nonfinancial assets, and determine when control transfers and, therefore, when to derecognize the nonfinancial asset. Additionally, the Company applies the measurement principles of ASC 606 to determine the amount of consideration, if any, to include in the calculation of the gain or loss for the sale of the nonfinancial asset. Refer to Note 3 for further information.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements as of December 31, 2023, include the accounts of the Company and its wholly owned subsidiaries SKYE Bioscience Australia, EHT, AVI, BRB, Ruiyi Acquisition Corporation, and Nemus Sub. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of the Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates. The most significant accounting estimates inherent in the preparation of the Company’s financial statements include estimates and judgements used in determining stock based compensation expense and estimates related to the Company's estimation of the percentage of completion under its research and development contracts, which are not readily apparent from other sources.

Risks and Uncertainties
Risks and Uncertainties
The Company’s operations are subject to a number of risks and uncertainties, including but not limited to, changes in the general economy, the size and growth of the potential markets for any of the Company’s product candidates, uncertainties related to the current global environment, including economic factors such as inflation, and risks related to the global supply chain disruptions (Note 1), risks related to operating primarily in a virtual environment, results of research and development activities, uncertainties surrounding regulatory developments in the United States, Canada, the European Union, and Australia and the Company’s ability to attract new funding.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The carrying values of those investments approximate their fair value due to their short maturity and liquidity. Cash includes cash on hand and amounts on deposit with financial institutions, which amounts may at times exceed federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk.
December 31, 2023, restricted cash on the balance sheet collateralizes an irrevocable letter of credit (Note 13). As of December 31, 2022, restricted cash is a certificate of deposit held by the Company’s bank as collateral for the Company’s credit cards.
Property and Equipment, net
Property, Plant and Equipment, net
Property, plant and equipment is stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, generally three to five years. Leasehold improvements are amortized over the shorter of the estimated useful life of the improvements or the remaining lease term. Expenditures for repairs and maintenance, which do not extend the useful life of the property and equipment, are expensed as incurred. Upon retirement, the asset cost and related accumulated depreciation are relieved from the accompanying Consolidated Balance Sheets.
Fair Value Measurements
Fair Value Measurements
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (the “exit price”) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. A fair value hierarchy based on three levels of inputs, of which the first two are considered observable, and the last is considered unobservable, is used to measure fair value:
Level 1:Valuations for assets and liabilities traded in active markets from readily available pricing sources such as quoted prices in active markets for identical assets or liabilities.
Level 2:Observable inputs (other than Level 1 quoted prices) such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
Level 3:Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.
The carrying values of the Company’s financial instruments, with the exception of the derivative liabilities, approximate their fair value due to their short maturities. The derivative liabilities are valued on a recurring basis utilizing Level 3 inputs (Note 5).

Income Taxes
Income Taxes
The Company accounts for deferred income tax assets and liabilities based on differences between the financial reporting and tax bases of assets and liabilities, net operating loss carryforwards (the “NOLs”) and other tax credit carryforwards. These items are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enactment date. Any interest or penalties would be recorded in the Company’s Consolidated Statements of Operations in the period incurred. When necessary, the Company recognizes interest and penalties related to income tax matters in income tax expense.
The Company records a valuation allowance against deferred tax assets to the extent that it is more likely than not that some portion or all of the deferred tax assets will not be realized. In making such determinations, management considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. Due to the substantial doubt related to the Company’s ability to utilize its deferred tax assets, a valuation allowance for the full amount of the deferred tax assets has been established at December 31, 2023 and 2022. As a result of this valuation allowance, there are no income tax benefits reflected in the accompanying Consolidated Statements of Operations to offset pre-tax losses.
The Company recognizes a tax benefit from uncertain tax positions when it is more likely than not (50%) that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position.

Convertible Instruments
Convertible Instruments
The Company accounts for hybrid contracts with embedded conversion features in accordance with ASC 815, Derivatives and Hedging Activities ("ASC 815") which requires companies to bifurcate conversion options from their host instruments and account for them as free-standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.
The Company accounts for convertible debt instruments with embedded conversion features in accordance with ASC 470-20, Debt with Conversion and Other Options ("ASC 470-20") if it is determined that the conversion feature should not be bifurcated from their host instruments. Under ASC 470-20, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the difference between the fair value of the underlying common stock at the commitment date and the embedded effective conversion price. When the Company determines that the embedded conversion option should be bifurcated from its host instrument, the embedded feature is accounted for in accordance with ASC 815. Under ASC 815, a portion of the proceeds received upon the issuance of the hybrid contract is allocated to the fair value of the derivative. The derivative is subsequently recorded at fair value at each reporting date based on current fair value, with the changes in fair value reported in the results of operations.
The Company also follows ASC 480-10, Distinguishing Liabilities from Equity ("ASC 480-10") when evaluating the accounting for its hybrid instruments. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception (for example, a payable settled with a variable number of the issuer’s equity shares); (b) variations in something other than the fair value of the issuer’s equity shares (for example, a financial instrument indexed to the Standard and Poor’s S&P 500 Index and settled with a variable number of the issuer’s equity shares); or (c) variations inversely related to changes in the fair value of the issuer’s equity shares (for example, a written put option that could be net share settled). Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives and are carried as a liability at fair value at each balance sheet date with a re-measurement reported in other expense (income), net in the accompanying Consolidated Statements of Operations.
When determining the short-term vs. long-term classification of derivative liabilities, the Company first evaluates the instruments’ exercise provisions. Generally, if a derivative is a liability and exercisable within one year, it will be classified as short-term. However, because of the unique provisions and circumstances that may impact the accounting for derivative instruments, the Company carefully evaluates all factors that could potentially restrict the instrument from being exercised or create a situation where exercise would be considered remote. The Company re-evaluates its derivative liabilities at each reporting period end and makes updates for any changes in facts and circumstances that may impact classification.

Warrants Issued in Connection with Financings
Warrants Issued in Connection with Financings
The Company generally accounts for warrants issued in connection with debt and equity financings as a component of equity, unless the warrants include a conditional obligation to issue a variable number of shares or there is a deemed possibility that the Company may need to settle the warrants in cash. For warrants issued with a conditional obligation to issue a variable number of shares or the deemed possibility of a cash settlement, the Company records the fair value of the warrants as a liability at each balance sheet date and records changes in fair value in other expense, net in the Consolidated Statements of Operations.

Debt Issuance Costs and Interest
Debt Issuance Costs and Interest
Discounts related to bifurcated derivatives, freestanding instruments issued in bundled transactions, and issuance costs are recorded as a reduction to the carrying value of the debt and amortized over the life of the debt using the effective interest method. The Company makes changes to the effective interest rate, as necessary, on a prospective basis. For debt facilities that provide for multiple advances, the Company initially defers any issuance costs until the first advance is made and then amortizes the costs over the life of the facility.
Revenue Recognition
The Company accounts for its collaboration arrangement under the provisions of Accounting Standard Codification Topic 606, Revenue from Contract with Customers, or ASC 606. In accordance with ASC 606, when a customer obtains control of promised goods or services, in an amount that reflects the consideration expected to be received in exchange for those goods or services, the Company performs the following five steps in determining the appropriate amount of revenue to be recognized as it fulfills its obligations under such agreements:
•identification of the promised goods and services in the contract;
•determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;
•measurement of the transaction price, including any constraint on variable consideration;
•allocation of the transaction price to the performance obligations; and
•recognition of revenue when, or as, we satisfy each performance obligation.
If an agreement includes a license to the Company's intellectual property and that license is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligations to determine whether the combined performance obligations are satisfied over time or at a point in time. If over time, the Company evaluates the measure of progress over time proportionate to the costs incurred to perform the services using an input method as a measure of progress towards satisfying the performance obligation. Any change made to estimated progress towards completion of a performance obligation due to changes in the estimated activities required to complete the performance obligation and, therefore, revenue recognized will be recorded as a change in estimate.
The Company receives payments from its collaborators based on billing schedules established in each contract. Upfront payments and other payments may require deferral of revenue recognition to a future period until the Company performs its obligation under its collaboration arrangements. Amounts are recorded as accounts receivable when the Company’s right to consideration is unconditional.

Research and Development Expenses and Licensed Technology
Research and Development Expenses and Licensed Technology
Research and development costs are expensed when incurred. These costs may consist of external research and development expenses incurred under agreements with third party contract research organizations and investigative sites; third party manufacturing organizations and consultants; license fees; employee-related expenses, which include salaries and benefits for the personnel involved in the Company’s preclinical; and clinical drug development activities, other expenses and equipment and laboratory supplies.
Costs incurred for the rights to use licensed technologies in the research and development process, including licensing fees and milestone payments, are charged to research and development expense as incurred in situations where the Company has not identified an alternative future use for the acquired rights, and are capitalized in situations where there is an identified alternative future use. None of the costs associated with the use of licensed technologies has been capitalized to date.
Similarly, costs incurred to acquire in-process research and development ("IPR&D") are charged to research and development expense in the situation where the Company has not identified an alternative future use and are capitalized in the situation where there is an alternative future use. All costs associated with the acquisition of IPR&D have been expensed to date.

Stock-Based Compensation Expense
Stock-Based Compensation Expense
Stock-based compensation expense is estimated at the grant date based on the fair value of the award, and the fair value is recognized as expense ratably over the vesting period with forfeitures accounted for as they occur.
Upon the exercise of stock option awards, the Company's policy is to issue new shares of its common stock. The Company uses the Black-Scholes valuation method for estimating the grant date fair value of stock options using the following assumptions:
•Volatility - Stock price volatility is estimated over the expected term based on a blended daily rate of industry peers stock volatility.
•Expected term - The expected term is based on a simplified method which defines the life as the weighted average of the contractual term of the options and the vesting period for each award.
•Risk-free rate - The risk-free interest rate for the expected term of the option is based on the average market rate on U.S. Treasury securities in effect during the period in which the awards were granted.
•Dividends - The dividend yield assumption is based on the Company’s history and expectation of paying no dividends in the foreseeable future.
Additionally, the Company uses the Monte Carlo Simulation model to evaluate the derived service period and fair value of awards with market conditions, including assumptions of historical volatility and risk-free interest rate commensurate with the vesting term.
Loss Per Common Share
Loss Per Common Share
The Company applies ASC No. 260, Earnings per Share in calculating its basic and diluted loss per common share. Basic loss per common share is computed by dividing net loss available to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Diluted loss per share of common stock is computed by giving effect to all potential common stock equivalents outstanding for the period determined using the treasury stock method. For purposes of this calculation, options to purchase common stock, restricted stock subject to vesting, restricted stock units, warrants to purchase common stock and common shares underlying convertible debt instruments are considered to be common stock equivalents. In periods with a reported net loss, such common stock equivalents are excluded from the calculation of diluted net loss per share of common stock if their effect is anti-dilutive. For additional information regarding the loss per share
Leases
Leases
The Company applies ASU, No. 2016-02, Leases (Topic 842), in accounting for operating lease arrangements.
At the inception of an arrangement, the Company determines whether the arrangement is, or contains, a lease based on the unique facts and circumstances present. Operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected lease term. The interest rate implicit in the lease contract is typically not readily determinable. As such, the Company utilizes its incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Certain adjustments to the right-of-use asset may be required for items such as initial direct costs paid or incentives received.
Lease expense is recognized over the expected term on a straight-line basis. Operating leases are recognized on the Consolidated Balance Sheets as operating lease right-of-use assets, operating lease liability, current portion and operating lease liability, net of current portion.

Asset Acquisition
Asset Acquisitions
The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is a business combination or an acquisition of assets.
For asset acquisitions, a cost accumulation model is used to determine the cost of an asset acquisition. Common stock, warrants and options issued as consideration in an asset acquisition are generally measured based on the acquisition date fair value of the equity interests issued. The Company refers to ASC 718 and utilizes a Black-Scholes Model to value the options and warrants issued is an asset acquisition and includes the fair value of such awards in the purchase consideration. Direct transaction costs are recognized as part of the cost of an asset acquisition. The Company also evaluates which elements of a transaction should be accounted for as a part of an asset acquisition and which should be accounted for separately. Consideration deposited into escrow accounts are evaluated to determine whether it should be included as part of the cost of an asset acquisition or accounted for as contingent consideration. Amounts held in escrow where we have legal title to such balances but where such accounts are not held in the Company's name, are recorded on a gross basis as an asset with a corresponding liability in our consolidated balance sheet. Unless an acquired asset is expensed at the date of acquisition, in accordance with other applicable GAAP, the cost of an asset acquisition, including transaction costs, are allocated to identifiable assets acquired and liabilities assumed based on a relative fair value basis. Goodwill is not recognized in an asset acquisition. Any difference between the cost of an asset acquisition and the fair value of the net assets acquired is allocated to the non-monetary identifiable assets based on their relative fair values. However, as of the date of acquisition, if certain assets are carried at fair value under other applicable GAAP the consideration is first allocated to those assets with the remainder allocated to the non-monetary identifiable assets based on a relative fair value basis.
Government Assistance
Government Assistance
The Company adopted ASU 2021-10 Government Assistance on January 1, 2022. The Company accounts for the tax rebates received from the Australian Taxation Office ("ATO") under such guidance. The Company accounts for the rebates that it receives under the AusIndustry research and development tax incentive program under the income recognition model of IAS 20. Under this model, when there is reasonable assurance that the rebate will be received, the Company recognizes the income from the tax rebate as an offset to research and development expense during the period which the benefit applies to the research and development costs incurred. The total tax rebates received under the AusIndustry incentive program were $180,374 for the year ended December 31, 2023 related to incentives earned in the prior year and $34,189 for the year ended December 31, 2022. As of December 31, 2023 and 2022, the Company has recognized $540,604 and $179,687, respectively, in other current assets in its Consolidated Balance Sheets.

Foreign Currency Transactions
Foreign Currency Translation
The Company’s reporting currency and the functional currency of its foreign subsidiaries is the United States dollar. The local currencies of its foreign subsidiaries are the Canadian Dollar (“CAD”) or Australian dollar (“AUD”). Assets and liabilities are remeasured based on the exchange rates at the balance sheet date 0.7549 for the CAD, 0.6818 for the AUD as of December 31, 2023 and 0.7384 for the CAD and 0.6792 for the AUD as of December 31, 2022, while expense accounts are remeasured at the weighted average exchange rate for the period 0.7453 for the CAD and 0.6697 for the AUD for the year ended December 31, 2023 and 0.7361for the CAD and 0.6748 for the AUD as of December 31, 2022. Equity accounts are remeasured at historical exchange rates. The resulting remeasurement adjustments are recognized in general and administrative expenses in the consolidated financial statements.
During the years ended December 31, 2023 and 2022, the Company recorded foreign currency remeasurements of $61,767 and $63,717, respectively, which are reflected in general and administrative expenses in the accompanying Consolidated Statements of Operations.
Foreign currency gains and losses resulting from transactions denominated in foreign currencies are recorded in the Consolidated Statements of Operations. During the years ended December 31, 2023 and 2022, the Company recorded foreign currency transaction loss of $9,143 and gain of $3,352, respectively, which is reflected in the general and administrative expenses in the accompanying consolidated statement of operations.
Commitments and Contingencies
Commitments and Contingencies
The Company follows ASC 440, Commitments and ASC 450, Contingencies, subtopic 450-20 to report accounting for contingencies and commitments respectively. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur.
The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.
If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Based upon information available at this time, management believes that the current litigation matter related to the Cunning lawsuit will have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows. Refer to Note 13 for additional information.
In accordance with ASC 450, Contingencies, subtopic 450-20, the Company does not reflect a contingency that may result in a gain until it is realized.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Account Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. This ASU replaces the existing incurred loss impairment model with an expected loss model. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. The amendments in this ASU are effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted ASU 2016-13 as of January 1, 2023 and the adoption did not have a material impact on the Company’s consolidated financial statements and related disclosures.
Recent Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures. This ASU requires greater disaggregation of information about a reporting entity's effective tax rate reconciliation as well as information on income taxes paid. This ASU applies to all entities subject to income taxes and is intended to help investors better understand an entity’s exposure to potential changes in jurisdictional tax legislation and assess income tax information that affects cash flow forecasts and capital allocation decisions. This ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. This ASU should be applied on a prospective basis although retrospective application is permitted. The Company is currently evaluating the impact the adoption of this ASU will have on its consolidated financial statements and related disclosures
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. This
ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments in this ASU should be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures, and does not expect the standard will have a material impact on the Company’s consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity and improves and amends the related EPS guidance for both Subtopics. The ASU will be effective for annual reporting periods beginning after December 15, 2023 and interim periods within those annual periods and early adoption is permitted in fiscal periods ending after December 15, 2020. Upon implementation, the Company may use either a modified retrospective or full retrospective method of adoption. The adoption of ASU 2020-06 will, result in expanded disclosures around convertible instruments and remove the requirement to assess and record beneficial conversion features. The Company currently plans to adopt the provisions of this ASU on the effective date using a modified retrospective method of adoption.